Long-Term Debt (Boyd Credit Agreement - Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 14, 2013 USD ($)
Line of Credit Facility [Line Items]
Prepayment fee, percentage	1.00%
Fixed quarterly amortization of principal, percentage	5.00%
Loss on early extinguishment of debt	$ 1,582	$ 42,364	$ 40,733
Maximum secured leverage ratio	4.50
Amortization of debt financing costs and discounts on debt	$ 9,845	14,870	$ 21,308
Boyd
Line of Credit Facility [Line Items]
Maximum secured leverage ratio	4.25
Minimum consolidated interest coverage ratio required	1.00
Boyd | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity				$ 775,000
Revolving Credit Facility and Term Loan | Boyd | Amended Credit Facility
Line of Credit Facility [Line Items]
Additional available borrowing capacity	$ 550,000
Revolving Credit Facility [Member] | Boyd
Line of Credit Facility [Line Items]
Maximum secured leverage ratio	1.00
Term Loan A | Boyd | Amended Credit Facility
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity				$ 225,000
Senior Secured Notes | Boyd
Line of Credit Facility [Line Items]
Debt Instrument, Covenant Terms, Maximum Required Coverage Ratio	1.0
Letter of Credit | Boyd
Line of Credit Facility [Line Items]
Amount outstanding	$ 12,900
Bank Credit Facility | Boyd
Line of Credit Facility [Line Items]
Amount outstanding	1,621,054	1,782,538
Remaining borrowing capacity	522,000
Bank Credit Facility | Initial Term Loan | Boyd
Line of Credit Facility [Line Items]
Amount outstanding	210,938	222,188
Bank Credit Facility | Revolving Credit Facility [Member] | Boyd
Line of Credit Facility [Line Items]
Amount outstanding	170,000	245,000
Bank Credit Facility | Term Loan B-2 [Member] | Boyd
Line of Credit Facility [Line Items]
Amount outstanding	0	997,500
Bank Credit Facility | Term Loan B | Boyd
Line of Credit Facility [Line Items]
Amount outstanding	$ 0	$ 271,750